Deferred revenue - Deferred Revenue (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Deferred Revenue Disclosure [Abstract]
Deferred revenue on time charters	$ 27,420	$ 14,271
Deferred interest on lease receivable	114	1,428
Other deferred revenue	2,568	9,230
Deferred revenue	30,102	24,929
Current portion	(28,184)	(22,199)
Deferred revenue	$ 1,918	$ 2,730